Stock-Based Compensation - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended		3 Months Ended		12 Months Ended
	Dec. 26, 2019	Nov. 29, 2013	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized stock-based compensation cost			$ 18,400	$ 6,100	$ 22,600		$ 18,400	$ 6,100
Stock-based compensation expense					$ 3,289	$ 75	$ 33,767	$ 13,893	$ 1,720
Options outstanding			4,010,524	2,867,966	3,835,972		4,010,524	2,867,966	2,683,882	2,601,775
Options exercisable			1,700,237		1,576,086		1,700,237
Options outstanding with intrinsic value					$ 248,100
Exercisable, intrinsic value			$ 77,200		$ 112,500		$ 77,200
Options exercised					126,730		81,447	52,000	57,351
Exercises in period, intrinsic value					$ 9,400		$ 4,600	$ 700	$ 700
Liability balance related to Modified Options			36,800	$ 13,000	36,800		36,800	13,000
Stock-based compensation expense and income					800	400	$ 29,600	$ 13,000
Weighted average grant date fair value, grants in period							$ 14.18	$ 5.92	$ 11.06
Shares granted							1,327,432	613,647	407,251
Put Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Redemption of common stock	358,188
Options to acquire common stock	592,399
Termination period	30 days
Redeemable Common Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Temporary equity balance			25,100		24,900		$ 25,100
Unexercisable Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized stock-based compensation cost			1,400	1,400	1,400		1,400	$ 1,400
Time and Performance Based Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense					2,300	$ 500	3,300	2,600	$ 1,700
Modified Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Temporary equity balance			$ 25,100	10,100			25,100	10,100
Reclassifications of temporary equity								10,700
Modified Stock Options [Member] | Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense					$ 200		$ 900	0
Options outstanding			79,443		91,433		79,443
Options exercised					12,000		19,443
Liability balance related to Modified Options			$ 6,700	0	$ 7,700		$ 6,700	$ 0
Options issued							60,000
Modified Stock Options [Member] | One-time Termination Benefits [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense				$ 500
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted		300,000
Vesting period		37 months
Expiration period		Dec. 31, 2016
Restricted Stock [Member] | Promissory Note [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Notes payable		$ 4,000
Maturity date		Nov. 29, 2022
Debt instrument, interest rate, stated percentage		2.00%
Repayment of promissory note			$ 4,600
2016 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of common stock reserved for future issuance			2,202,882		2,243,877		2,202,882